Debt - Convertible Promissory Notes (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Aug. 31, 2018	Jun. 30, 2018	Mar. 31, 2018
CAA Brand Management, LLC.
Debt Instrument [Line Items]
Term loan, amount borrowed				$ 2.7
CAA Brand Management, LLC. | Common Stock | Legacy Playboy
Debt Instrument [Line Items]
Convertible debt, number of shares issued		51,857
CAA Brand Management, LLC. | Common Stock | Business Combination
Debt Instrument [Line Items]
Convertible debt, number of shares issued	290,563
GBG International Holding Company Limited
Debt Instrument [Line Items]
Term loan, amount borrowed				$ 7.3
Convertible promissory note settlement discount			20.00%
Amount settled			$ 5.8
Gain on settlement			$ 1.5
United Talent Agency, LLC
Debt Instrument [Line Items]
Term loan, amount borrowed					$ 1.5	$ 2.0
Amount settled	$ 2.8
Gain on settlement	$ 0.7